Schedule of Provision for Income Taxes (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Earnings before income taxes	$ 55,921	$ 154,559
Federal and provincial statutory rates	24.00%	24.00%	15.00%
Tax at statutory rates	$ 13,421	$ 37,094
Adjusted for the effect of:
Non-deductible expenses	5,593	4,422
Non-taxable capital gains	(667)	(367)
Impact of foreign tax rates	(216)	(895)
Withholding taxes	324	356
Taxes related to prior years	2,343	(3,036)
Tax assets not recognized	4,068	5,655
Waived U.S. deductions	27,961
Income taxes	$ 52,827	$ 43,229